Goldman Sachs U.S. Large Cap Buffer 3 ETF Performance Management - Inst [Member] - Goldman Sachs U.S. Large Cap Buffer 3 ETF	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund.Updated performance information is available at no additional cost at am.gs.comor by calling the appropriate phone number on the back cover of the Prospectus.
Performance One Year or Less [Text]	As the Fund had not operated for a full calendar year as of the date of the Prospectus, there is no performance information quoted for the Fund.
Performance Availability Website Address [Text]	am.gs.com